Summary of Significant Accounting Policies (Details) - Schedule of Amortized Over their Estimated Useful Lives	Dec. 31, 2023
Trademarks [Member]
Schedule of Amortized Over their Estimated Useful Lives [Line Items]
Amortized estimated useful lives	10 years
License [Member]
Schedule of Amortized Over their Estimated Useful Lives [Line Items]
Amortized estimated useful lives	10 years
Software [Member] | Minimum [Member]
Schedule of Amortized Over their Estimated Useful Lives [Line Items]
Amortized estimated useful lives	3 years
Software [Member] | Maximum [Member]
Schedule of Amortized Over their Estimated Useful Lives [Line Items]
Amortized estimated useful lives	10 years